MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.01 - Schedule 2

Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	31681		12951365			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Guidelines allow for $500,000 max cash out unless an exception is made for the LTV to be lower than 75%. Please provide a copy of that exception.	60% LTV < 80% guideline max. DTI below max by 5% or greater. DTI: XX% FICO score above minimum by 20 points or greater. FICO: XX		Originator Originator Originator	Reviewer Comment (2019-07-26): Waived with comp factors			06/17/2019	2	B		CO	Second Home	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	31681		12951388			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The LO Originator Compensation Disclosure was not located in the file				Reviewer Comment (2019-07-26): Client elects to waive. Non-material exception.			05/21/2019	2	B		CO	Second Home	Refinance - Cash-out - Other		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	48859	12951390	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)	The estimated Escrow payment is $XXX /mo.. The non escrow costs are shown higher on CD that what actual HOA cost is	Reviewer Comment (2019-07-26): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured

Reviewer Comment (2019-07-26): Reopen

Buyer Comment (2019-07-26): pccd was done previously but just uploaded XX/XX.  need reviewed since it was sent within 60 days

Reviewer Comment (2019-07-26): AMC received PCCD and LOE however the 60 day window to cure from discovery date (XX/XX/XXXX) has passed. Unable to cure.

Buyer Comment (2019-07-26): non escrowed property costs are:
XXX
XXX
XXX

Reviewer Comment (2019-07-26): Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $XXX. Non-Escrowed HOA Dues are $XXX per month, which equates to calculated Escrowed Property Costs over Year 1 of $XXX. A Letter of Explanation to the borrower and Corrected Closing Disclosure are required to cure this exception.
																			07/01/2019		2	B		CO	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	48859		12951421			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/XXXX)	CD shows it will not allow for assumption but note is assumable				Buyer Comment (2019-07-26): waive			06/17/2019	2	B		CO	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Non QM	Non QM	Yes
XXXX	XXXX	48859		21077679			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine [Redacted], the worst case scenario was used between Application Date and Transaction Date.	There is no rate lock information in the file								2	B		NY	Investment	Purchase		B	B	B	A	Non QM	Exempt from ATR	No
XXXX	XXXX	48859		21077684			Compliance	Compliance	Federal Compliance	ATR/QM	Investment Property submitted as Non-QM / Exempt from ATR	Ability to Repay ([Redacted] 2014): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.	Verified property is an investment property, Tape data reflects NonQM.								2	B		NY	Investment	Purchase		B	B	B	A	Non QM	Exempt from ATR	No
XXXX	XXXX	48859		21077686			Credit	Data Verification	General	Data Verification	The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.	Investor's qualifying DTI: ___ QM qualifying DTI: ___	Verified the DTI using income and debt information in the file.								2	B		NY	Investment	Purchase		B	B	B	A	Non QM	Exempt from ATR	No
XXXX	XXXX	48859		21077688			Compliance	Compliance	Federal Compliance	GSE	FNMA Points and Fees	[Redacted] Points and Fees on subject loan of [Redacted] is in excess of the allowable maximum of the greater of [Redacted]of the Original Loan Amount and [Redacted]).[Redacted] Finance Charge total [Redacted] on a Original Loan Amount of [Redacted] vs. an allowable total of [Redacted] and[Redacted] (an overage of [Redacted]or [Redacted]).									2	B		NY	Investment	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	B	A	Non QM	Exempt from ATR	Yes